ADVISORSHARES TRUST

ADVISORSHARES EQUITYPRO ETF

NYSE Arca Ticker: EPRO

Supplement dated February 19, 2015

to the Summary Prospectus, Prospectus, and Statement of Additional Information

dated November 1, 2014

This supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus, and Statement of Additional Information for the AdvisorShares EquityPro ETF (the “Fund”) and should be read in conjunction with those documents.

Joseph Lu no longer serves as co-portfolio manager of the Fund. All references to Mr. Lu in the Summary Prospectus, Prospectus, and SAI are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.